PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 6 – PROPERTY, PLANT AND EQUIPMENT, NET

The components of property, plant and equipment were as follows:

	June 30, 2021	June 30, 2020

Buildings	$5,073,335	$4,601,685
Machinery and equipment	3,216,474	2,822,686
Office equipment	75,374	67,091
Automobiles	173,090	98,848
Subtotal	8,538,273	7,590,310
Less: Accumulated depreciation	(1,745,958)	(1,016,373)
Property, plant and equipment, net	$6,792,315	$6,573,937

Depreciation expense related to property, plant and equipment was $676,191 and $723,346 for the year ended June 30, 2021 and 2020, respectively.

As of June 30, 2021 and June 30, 2020, buildings were pledged as collateral for bank loans (See Note 8).